UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06434
Morgan Stanley Insured Municipal Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (148.1%)
	Arizona (2.0%)
$2,000	Arizona State University, Research Infrastructure Projects (COPs) (AMBAC Insd)	5.00%	09/01/30	$2,025,240
550	Maricopa County Pollution Control Corp., Arizona Public Service Co. Ser 2009 A	6.00	05/01/29	578,842
1,000	Phoenix Civic Improvement Corp., Jr Lien Wastewater Ser 2004 (NATL-RE Insd)	5.00	07/01/27	1,027,070
1,305	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00	09/01/27	1,346,094

				4,977,246

	California (25.3%)
1,205	Alameda County Joint Powers Authority, Ser 2008 (AGM Insd)	5.00	12/01/24	1,275,360
1,355	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/35	267,057
2,190	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/36	402,938
945	Alvord Unified School District, Election of 2007 Ser 2007 A (AGM Insd)	5.00	08/01/27	975,391
16,000	Anaheim Public Financing Authority, Electric Ser 2007-A (NATL-RE Insd) (b)	4.50	10/01/37	14,674,960
960	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26	410,755
1,850	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/31	570,004
2,500	California State Department of Water Resources, Power Supply Ser 2008 H (AGM Insd)	5.00	05/01/22	2,714,975
2,000	City & County of San Francisco, City Buildings Ser 2007 A (COPs) (NATL-RE & FGIC Insd)	4.50	09/01/37	1,798,700
1,000	City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R-3 (AGC Insd) (b)	5.00	06/15/28	1,024,230
3,000	City of Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24	3,202,800
480	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00	08/01/29	146,990
1,090	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/44	105,981
6,270	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/45	567,811
4,610	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/48	337,544
4,000	Eastern Municipal Water District, Water & Sewer Refg, Ser 2006 A (COPs) (NATL-RE Insd)	5.00	07/01/32	4,034,800
2,705	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/32	653,853
4,530	Fontana Unified School District, Ser B (AGM Insd) (a)	0.00	08/01/30	1,234,878
6,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	5,179,500
2,000	Kern County Board of Education, Refg Ser 2006 A (COPs) (NATL-RE Insd)	5.00	06/01/31	2,007,400
1,450	Menifee Union School District, Election of 2008 Ser C (AGC Insd) (a)	0.00	08/01/37	244,992
1,505	Moreland School District, Ser 2014 C (AMBAC Insd) (a)	0.00	08/01/29	439,520
1,080	Oak Grove School District, Election 2008 Ser A (a)	0.00	08/01/28	347,652
500	Oakland Joint Powers Financing Authority, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/25	516,435
725	Oakland Joint Powers Financing Authority, Oakland Administration Buildings, Ser 2008 B (AGC Insd)	5.00	08/01/23	758,415

Morgan Stanley Insured Municipal Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$5,700	Patterson Joint Unified School District, 2008 Election Ser 2009 B (AGM Insd) (a)	0.00%	08/01/47		$489,060
7,670	Patterson Joint Unified School District, 2008 Election Ser 2009 B (AGM Insd) (a)	0.00	08/01/48		614,060
4,240	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)	0.00	03/01/49		325,971
110	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(c)	122,473
890	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21		870,821
3,210	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (a)	0.00	08/01/28		1,033,299
3,470	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (a)	0.00	08/01/31		893,386
27,055	San Bernardino Community College District, Ser 2009 B (a)	0.00	08/01/48		2,002,341
5,000	San Diego County Water Authority, Ser 2004 A (COPs) (AGM Insd) (b)	5.00	05/01/29		5,139,075
615	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (a)	0.00	08/01/25		251,154
1,000	University of California, Limited Projects Ser 2005 B (AGM Insd)	5.00	05/15/30		1,012,640
3,310	University of California, Ser 2007-J (AGM Insd) (b)	4.50	05/15/31		3,258,783
2,690	University of California, Ser 2007-J (AGM Insd) (b)	4.50	05/15/35		2,585,735

					62,491,739

	Colorado (3.3%)
2,000	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25	10/01/40		1,770,280
5,000	City & County of Denver, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18		5,140,600
1,500	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/35		1,226,445

					8,137,325

	Connecticut (0.5%)
1,225	Connecticut State Health & Educational Facility Authority, Quinnipiac University Ser K-1 (NATL-RE Insd)	5.00	07/01/27		1,277,969

	District of Columbia (6.3%)
2,100	District of Columbia, Income Tax, Ser 2009 A (b)	5.25	12/01/27		2,316,167
2,000	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/26		2,120,464
2,000	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/27		2,120,464
4,000	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/28		4,240,929
4,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00	02/01/31		3,627,800
500	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd)	5.00	10/01/28		519,940
625	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd)	5.00	10/01/29		644,475

					15,590,239

	Florida (7.8%)
1,000	City of Port St Lucie, Utility System Refg Ser 2009 (AGC Insd)	5.00	09/01/29		1,011,790
1,000	County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00	07/01/38		1,104,150
2,155	County of Miami-Dade, Miami Int’l Airport Refg Ser 2003 B (AMT) (NATL-RE Insd)	5.25	10/01/18		2,205,923
2,270	County of Miami-Dade, Miami Int’l Airport Refg Ser 2003 B (AMT) (NATL-RE Insd)	5.25	10/01/19		2,311,654

Morgan Stanley Insured Municipal Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$1,500	Miami-Dade County Educational Facilities Authority, University of Miami Ser 2008 A (CR) (BHAC Insd)	5.50%	04/01/38		$1,558,650
1,265	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00	10/01/27		1,336,903
1,200	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50	10/01/23		1,353,084
6,000	Tampa Bay Water Utility System Revenue, Ser 2001 B (NATL-RE & FGIC Insd)	5.00	10/01/31		6,040,680
2,185	Tampa Sports Authority, Sales Tax Refg Ser 2005 (AGM Insd)	5.00	01/01/26		2,256,034

					19,178,868

	Georgia (3.2%)
5,000	City of Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (AGM Insd) (b)	5.00	01/01/33		5,041,100
2,000	City of Atlanta, Water & Wastewater Ser 1999 A (NATL-RE & FGIC Insd)	5.00	11/01/29		1,950,820
900	Fulton County Development Authority, Morehouse College Ser 2000 (AMBAC Insd)	6.25	12/01/10	(c)	953,577

					7,945,497

	Hawaii (6.3%)
5,000	City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (b)	5.25	03/01/25		5,414,850
5,000	City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (b)	5.25	03/01/26		5,244,950
5,000	State of Hawaii, Airports Refg Ser 2001 (AMT) (NATL-RE & FGIC Insd)	5.25	07/01/21		5,031,750

					15,691,550

	Idaho (0.9%)
2,065	Idaho Housing & Finance Association, Federal Highway Trust Ser 2008 A (RANs) (AGC Insd)	5.25	07/15/25		2,252,585

	Illinois (20.4%)
1,370	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25	06/01/26		1,451,446
2,000	City of Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (AGM Insd)	5.75	01/01/23		2,065,660
6,070	City of Chicago, Project & Refg Ser 2007 A (FGIC & AGM Insd) (CR) (b)(d)	5.00	01/01/37		6,105,053
940	City of Chicago, Second Lien Water Ser 2008 (AGM Insd)	5.00	11/01/27		990,328
2,000	City of Chicago, Ser A 2001 (NATL-RE Insd) (e)	0.00	01/01/21		2,074,460
2,000	City of Chicago, Ser A 2001 (NATL-RE Insd) (e)	0.00	01/01/22		2,065,200
3,000	City of Chicago, Ser A 2005 (NATL-RE Insd)	5.25	01/01/25		3,111,000
670	De Kalb County Community Unit School District No. 428, (AGM Insd)	5.00	01/01/27		706,709
305	De Kalb County Community Unit School District No. 428 (AGM Insd)	5.00	01/01/28		320,241
1,635	Illinois Finance Authority, Northwestern Memorial Hospital, Ser 2009 B	5.75	08/15/30		1,789,475
5,375	Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insd) (a)	0.00	02/01/27		2,221,434
4,000	Regional Transportation Authority, Refg Ser 1999 (AGM Insd)	5.75	06/01/21		4,774,880
10,000	State of Illinois, Ser 2001 (NATL-RE Insd) (b)	5.375	04/01/15		11,378,600
10,000	State of Illinois, Ser 2001 (NATL-RE Insd) (b)	5.375	04/01/16		11,378,600

					50,433,086

	Iowa (4.2%)
1,810	State of Iowa, IJOBS Program Ser 2009 A (b)(d)	5.00	06/01/25		1,965,928
1,355	State of Iowa, IJOBS Program Ser 2009 A (b)(d)	5.00	06/01/26		1,462,784
3,600	State of Iowa, Ser 2001 (NATL-RE Insd)	5.50	02/15/19		4,174,884

Morgan Stanley Insured Municipal Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$2,500	State of Iowa, Ser 2001 (NATL-RE Insd)	5.50%	02/15/20		$2,882,550

					10,486,146

	Kansas (0.7%)
615	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29		648,770
1,060	Wyandotte County-Kansas City Unified Government, Utility System Improvement, Ser 2009 A (BHAC Insd)	5.25	09/01/34		1,112,268

					1,761,038

	Kentucky (2.3%)
1,640	Kentucky State Property & Buildings Commission, Refg. Project No. 93 Ser 2009 (AGC Insd)	5.25	02/01/28		1,771,840
3,800	Louisville Waterworks Board, Ser 2000 (AGM Insd)	5.50	11/15/10	(c)	3,875,962

					5,647,802

	Louisiana (0.6%)
1,500	Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (NATL-RE Insd)	5.25	07/01/33		1,483,980

	Maryland (1.0%)
2,500	Maryland Economic Development Corp., Aviation Administration Ser 2003 (AMT) (AGM Insd)	5.375	06/01/22		2,565,075

	Massachusetts (5.7%)
2,000	Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30		2,362,220
6,460	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (b)	5.50	11/15/36		7,168,468
2,090	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (b)	5.50	07/01/36		2,320,307
2,000	Massachusetts Water Resources Authority, Ser 2007 B (AGM Insd)	5.25	08/01/31		2,267,900

					14,118,895

	Michigan (2.0%)
1,200	City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd)	5.00	07/01/26		1,210,440
850	Ferris State University, Refg Ser 2008 (AGM Insd)	4.50	10/01/24		864,926
425	Ferris State University, Refg Ser 2008 (AGM Insd)	4.50	10/01/25		430,215
1,190	Wayne State University, Refg Ser 2008 (AGM Insd)	5.00	11/15/29		1,240,646
1,125	Western Michigan University, Ser 2008 (AGM Insd)	5.00	11/15/23		1,201,466

					4,947,693

	Minnesota (1.6%)
4,000	City of Minneapolis, Fairview Health Ser 2005 D (AMBAC Insd)	5.00	11/15/34		3,851,160

	Missouri (0.8%)
2,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Ser 2006 (NATL-RE Insd)	5.00	01/01/25		1,977,140

	Nevada (5.5%)
4,000	County of Clark, Transportation Improvement Ltd. Tax Ser 1992 B (AMBAC Insd)	6.50	06/01/17		4,871,120
1,500	Director of the State of Nevada, Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd) (a)	0.00	01/01/21		294,960
8,000	State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (b)	5.00	06/01/26		8,355,759

					13,521,839

Morgan Stanley Insured Municipal Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	New Jersey (3.8%)
$1,195	New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd)	5.50%	09/01/24	$1,351,939
510	New Jersey Educational Facilities Authority, Rowan University Ser 2008 B (AGC Insd)	5.00	07/01/26	548,036
2,535	New Jersey St Housing & Mortgage Finance Agency, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd)	5.875	10/01/31	2,547,269
2,500	New Jersey State Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00	01/01/30	2,540,725
5,860	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)	0.00	12/15/26	2,439,225

				9,427,194

	New Mexico (0.6%)
1,500	City of Albuquerque, Gross Receipts Lodgers’ Tax Refg Ser 2004 A (AGM Insd)	5.00	07/01/37	1,524,900

	New York (13.3%)
6,805	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50	07/01/20	7,337,627
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (AMBAC Insd)	5.50	11/15/17	10,849,000
2,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (NATL-RE & FGIC Insd)	5.00	11/15/25	2,062,420
1,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31	953,790
2,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,808,820
2,000	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (NATL-RE & FGIC Insd)	5.00	08/01/29	2,043,480
940	New York State Dormitory Authority, New York University (AMBAC Insd)	5.50	05/15/29	1,023,359
5,000	New York State Energy Research & Development Authority, Brooklyn Union Gas Co. Ser 1996 (NATL-RE Insd)	5.50	01/01/21	5,017,000
1,725	New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00	03/15/25	1,883,045

				32,978,541

	Ohio (0.8%)
2,125	City of Cleveland, Public Power Ser 2008 B-1 (NATL-RE Insd) (a)	0.00	11/15/28	856,460
2,800	City of Cleveland, Public Power Ser 2008 B-1 (NATL-RE Insd) (a)	0.00	11/15/38	618,436
350	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33	381,150

				1,856,046

	Oregon (0.7%)
1,685	Oregon State Department of Administrative Services, Ser 2005 B (COPs) (NATL-RE & FGIC Insd)	5.00	11/01/24	1,760,185

	Pennsylvania (4.2%)
720	City of Philadelphia, Ser 2009 B (AGC Insd)	7.125	07/15/38	811,605
1,500	Delaware County Industrial Development Authority, Ser 2005 A (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/37	1,395,765
3,000	Pennsylvania Turnpike Commission, Ser 2001 R (AMBAC Insd)	5.00	12/01/26	3,033,180

Morgan Stanley Insured Municipal Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$4,000	Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd)	5.00%	12/01/34	$4,013,360
1,000	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,089,180

				10,343,090

	Puerto Rico (0.5%)
1,160	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	1,218,441

	South Carolina (1.3%)
1,000	Medical University Hospital Authority, Mtge Ser 2004 A (NATL-RE & AGM Insd)	5.25	02/15/25	1,035,890
2,000	South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (b)	5.00	01/01/27	2,097,716

				3,133,606

	Texas (11.7%)
10,000	City of Austin, Water & Wastewater Refg Ser 2001 A & B (AGM Insd) (b)	5.125	05/15/27	10,213,214
4,465	City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd)	5.25	05/15/23	4,714,147
3,615	City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd) (a)	0.00	09/01/27	1,370,772
2,000	City of San Antonio, Water & Refg Ser 2002 A (AGM Insd)	5.00	05/15/32	2,021,440
800	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/27	866,280
1,840	Harris County Health Facilities Development Corp., Thermal Utility, Ser 2008 (AGC Insd)	5.00	11/15/27	1,906,093
225	Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd)	4.50	04/15/27	226,831
1,000	Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd)	5.00	04/15/26	1,061,430
6,700	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/28	2,413,072
1,455	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/31	429,298
5,735	Texas State Turnpike Authority, First Tier Ser 2002 (CR) (BHAC & AMBAC Insd) (a)	0.00	08/15/27	2,358,232
410	Victoria Independent School District, Ser 2008 (PSF-GTD)	5.00	02/15/24	451,369
815	Victoria Independent School District, Ser 2008 (PSF-GTD)	5.00	02/15/25	891,325

				28,923,503

	Washington (10.0%)
5,000	City of Seattle (AGM Insd)	5.125	03/01/26	5,166,850
3,000	County of King, Sewer Refg 2001 (NATL-RE & FGIC Insd)	5.00	01/01/31	3,039,630
3,000	Cowlitz County Public Utility District No. 1, Production Ser 2006 (NATL-RE Insd)	5.00	09/01/31	3,030,060
4,010	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	4,019,905
2,500	Port of Seattle, Ser 2000 B (AMT) (NATL-RE Insd)	5.625	02/01/24	2,507,950
3,170	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/29	3,385,661
3,335	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/30	3,561,887

				24,711,943

	Wisconsin (0.8%)
1,900	State of Wisconsin, Ser 2009 A	5.625	05/01/28	2,098,056

	Total Tax-Exempt Municipal Bonds (Cost $358,997,530)			366,312,377

Morgan Stanley Insured Municipal Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

NUMBER OF		COUPON	MATURITY
SHARES (000)		RATE	DATE	VALUE

	Short-Term Investment (f) (6.9%)
	Investment Company
17,070	Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class (Cost $17,069,611)			$17,069,611

	Total Investments (Cost $376,067,141) (g)(h)	155.0%		383,381,988
	Other Assets in Excess of Liabilities	1.5		3,784,348
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.18% to 0.50% at January 31, 2010 and contractual maturities of collateral ranging from 04/01/15 to 10/01/37. (i)	(30.2)		(74,735,000)
	Preferred Shares of Beneficial Interest	(26.3)		(65,050,000)

	Net Assets Applicable to Common Shareholders	100.0%		$247,381,336

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

CR	Custodial Receipts.

FHA	Federal Housing Administration.

PSF	Texas Permanent School Fund Guarantee Program.

RANs	Revenue Anticipation Notes.

(a)	Capital appreciation bond.

(b)	Underlying security related to inverse floater entered into by the Trust.

(c)	Prefunded to call date shown.

(d)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,640,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(f)	The Trust invests in Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(i)	Floating rate note obligations related to securities held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $122,575,684 are held by the Dealer Trusts and serve as collateral for the $74,735,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Insured Municipal Trust*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$366,312,377	—	$366,312,377	—
Short-Term Investment — Investment Company	17,069,611	$17,069,611	—	—

Total	$383,381,988	$17,069,611	$366,312,377	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-

market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010